Share-based Compensation (Details 2) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended							0 Months Ended				0 Months Ended
	Mar. 12, 2012 2012 Options H USD ($)	Mar. 12, 2012 2012 Options H CNY	Dec. 31, 2012 2012 Options H CNY	Dec. 31, 2012 Option H1 USD ($)	Dec. 31, 2012 Option H2 USD ($)	Dec. 31, 2012 Option H3 USD ($)	Dec. 31, 2012 Option H4 USD ($)	Dec. 31, 2012 Option H5 USD ($)	Dec. 31, 2012 Option H6 USD ($)	Mar. 12, 2012 Agents 2012 Options H	Dec. 31, 2012 Agents Option H1 Vesting on May 31, 2014	Dec. 31, 2012 Agents Option H2 Vesting on May 31, 2015	Dec. 31, 2012 Agents Option H3 Vesting on May 31, 2016	Mar. 12, 2012 Captains 2012 Options H	Dec. 31, 2012 Captains Option H4 Vesting on May 31, 2013	Dec. 31, 2012 Captains Option H5 Vesting on May 31, 2014	Dec. 31, 2012 Captains Option H6 Vesting on May 31, 2015
Share-based Compensation
Share options granted to purchase ordinary shares (in shares)	3,800,000	3,800,000								3,000,000				800,000
Options vested (as a percent)											40.00%	40.00%	20.00%		40.00%	40.00%	20.00%
Exercise price per ordinary share (in RMB or dollars per share)	$ 0.30	1.90
Intrinsic value (in RMB or dollars per share)	$ 0.03	0.26
Weighted average assumptions used in determining the fair value
Stock price per ordinary share (in dollars per share)				$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.31
Expected dividend yield (as a percent)				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)				1.87%	1.98%	2.09%	1.82%	1.93%	2.04%
Expected life				5 years 4 months 13 days	5 years 10 months 13 days	6 years 4 months 13 days	5 years 1 month 13 days	5 years 7 months 13 days	6 years 1 month 13 days
Expected volatility (as a percent)				74.54%	74.54%	74.54%	74.54%	74.54%	74.54%
Risk premium on risk-free interest rate (as a percent)			1.05%
Share-based compensation expenses (in RMB)			1,100